INCOME TAXES - Schedule of United States and foreign Income (Loss) Before Income Taxes and Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States and foreign income (loss) before income taxes and non-controlling interest
United States	$ (13,225)	$ 6,647	$ 13,381
Foreign	(12,233)	(10,591)	(8,939)
Income before income taxes	$ (25,458)	$ (3,944)	$ 4,442